INCOME TAX - Effective tax rate Reconciliation (Details)	4 Months Ended
Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate (as a percent)	21.00%
State taxes, net of federal tax benefit (as a percent)	0.00%
Change in fair value of derivative warrant liabilities	(19.20%)
Non-deductible transaction costs	(1.50%)
Change in valuation allowance (as a percent)	(0.30%)
Income tax provision (as a percent)	0.00%